22. SALARIES AND SOCIAL SECURITY PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
Salaries And Social Security Payable Tables
Salaries and social security payable
	12.31.2017	12.31.2016
Non current
Seniority - based bonus	116	89
Early retirements payable	4	5
Total non current	120	94

Current
Salaries and social security contributions	579	419
Provision for vacations	671	617
Provision for gratifications and annual bonus for efficiency	899	705
Early retirements payable	5	4
Total current	2,154	1,745